Derivative instruments and hedging activities	12 Months Ended
Mar. 31, 2019
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative instruments and hedging activities

21. Derivative instruments and hedging activities

Option Contracts Undesignated as hedge

The following table presents outstanding notional amount and balance sheet location information related to foreign exchange derivative contracts as of March 31, 2018 and 2019:

	March 31, 2018			March 31, 2019
		Prepaid Expenses			Prepaid Expenses
	Notional	and Other	Other	Notional	and Other	Other
	Amount	Current Asset (Fair value)	Assets	Amount	Current Asset (Fair value)	Assets
	(US$)	(INR)	(INR)	(US$)	(INR)	(INR)
Foreign currency option contracts	5,852	48,837	—	—	—	—

(Gains)/Losses on foreign exchange derivative contracts for the year ended March 31, 2017, 2018 and 2019 aggregated INR 185,654, INR 77,897 and INR 70,191 (US$ 1,015), respectively.

Contracts designated as Cashflow hedge

The Company hedged the foreign currency exposure risk related to certain intercompany loans denominated in foreign currency through call spread option with full swap for coupon payments. The Company also availed trade credit facilities denominated in foreign currencies which were fully hedged through interest rate swaps. The foreign currency forward contracts and options were not entered for trading or speculative purposes.

The Company documented each hedging relationship and assessed its initial effectiveness on inception date and the subsequent effectiveness was tested as determined at the time of inception of the contract. The gain or loss on the hedge contracts was recorded in accumulated other comprehensive income to the extent the hedge contracts were effective. The gain or loss on the hedge contracts shall be reclassified to interest expense when the coupon payments and principal repayments are made on the related investments. The hedge contracts were effective as of March 31, 2019.

The following table presents outstanding notional amount and balance sheet location information related to foreign exchange derivative contracts as of March 31, 2018 and 2019:

March 31, 2018
	Notional	Current	Other	Other
	Amount	Liabilities (Fair value)	Liabilities (Fair value)	Liabilities (Fair value)
	(US$)	(INR)	(INR)	(US$)
Foreign currency swap and option contracts	499,602	—	331,314	5,089

March 31, 2019
	Notional	Current	Other	Other
	Amount	Liabilities (Fair value)	Assets (Fair value)	Assets (Fair value)
	(US$)	(INR)	(INR)	(US$)
Foreign currency option contracts	499,602	—	2,220,435	32,106

March 31, 2019
	Notional	Current	Other	Current
	Amount	Liabilities (Fair value)	Assets (Fair value)	Liabilities (Fair value)
	(US$)	(INR)	(INR)	(US$)
Fair valuation of swaps and forward	30,781	184,717	—	2,671

The company recorded the fair value of currency option liability of INR 331,314 and fair value of currency option asset of INR 2,220,435 (US$ 32,106) in the Other comprehensive income for the year ended March 31, 2018 and 2019, respectively and recorded an expense of INR 575,225 and INR 1,035,444 (US$ 14,835) related to the amortisation of the cost of the hedge for the year ended March 31, 2018 and 2019, respectively.

The foreign exchange derivative contracts mature generally over a period of 3.6 years.